Superannuation commitments	12 Months Ended
Sep. 30, 2022
Superannuation commitments
Superannuation commitments

Note 33. Superannuation commitments

Accounting policy

The Group recognises an asset or a liability for its defined benefit schemes, being the net of the defined benefit obligations and the fair value of the schemes’ assets. The defined benefit obligation is calculated as the present value of the estimated future cash flows, discounted using high-quality long dated corporate bond rates.

The superannuation expense is recognised in operating expenses and remeasurements are recognised through OCI.
Critical accounting assumptions and estimates

The actuarial valuation of plan obligations is dependent upon a series of assumptions, principally price inflation, salary growth, mortality, morbidity, discount rate and investment returns. Different assumptions could significantly alter the valuation of the plan assets and obligations and the resulting remeasurement recognised in OCI and the superannuation expense recognised in the income statement.

Westpac had the following defined benefit plans at 30 September 2022:

Date of last actuarial assessment of
Name of plan	Type	Form of benefit	the funding status
Westpac Group Plan (WGP)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2021
Westpac New Zealand Superannuation Scheme (WNZS)	Defined benefit and accumulation	Indexed pension and lump sum	30 June 2020
Westpac Banking Corporation UK	Defined benefit	Indexed pension and lump sum	5 April 2021
Staff Superannuation Scheme (UKSS)
Westpac UK Medical Benefits Scheme	Defined benefit	Medical benefits	n/a

The defined benefit sections of the schemes are closed to new members. The Group has no obligation beyond the annual contributions for the accumulation or defined contribution sections of the schemes.

The WGP is the Group’s principal defined benefit plan and is managed and administered in accordance with the terms of its trust deed and relevant legislation in Australia. Its defined benefit liabilities are based on salary and length of membership for active members and inflation in the case of pensioners.

The defined benefit schemes expose the Group to the following risks:

●	discount rate – reductions in the discount rate would increase the present value of the future payments;
●	inflation rate – increases in the inflation rate would increase the payments to pensioners;
●	investment risk – lower investment returns would increase the contributions needed to offset the shortfall;
●	mortality risk – members may live longer than expected extending the cash flows payable by the Group;
●	behavioural risk - higher proportion of members taking some of their benefits as a pension rather than a lump sum would increase the cash flows payable by the Group; and
●	legislative risk – legislative changes could be made which increase the cost of providing defined benefits.

Investment risk is managed by setting benchmarks for the allocation of plan assets between asset classes. The long-term investment strategy will often adopt relatively high levels of equity investment in order to:

●	secure attractive long-term investment returns; and
●	provide an opportunity for capital appreciation and dividend growth, which gives some protection against inflation.

Funding recommendations for the WGP, WNZS and the UKSS are made based on triennial actuarial valuations. The funding valuations of the defined benefit plans are based on different assumptions to the calculation of the defined benefit surplus/deficit for accounting purposes. Based on the most recent valuations, the defined benefit plan assets are adequate to cover the present value of the accrued benefits of all members with a combined surplus of $53 million (2021: $143 million). Current contribution rates are as follows:

●	WGP – contributions are made to the WGP at the rate of 19.5% of members’ salaries;
●	WNZS – contributions are made to the WNZS at the rate of 17% of members’ salaries; and
●	UKSS – not required to make contributions under the 2021 actuarial assessment.

Note 33. Superannuation commitments (continued)

Contributions

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Employer contributions	63	33	63	31
Member contributions	9	10	9	10

Expected employer contributions for the year ended 30 September 2023 are $65 million.

Expense recognised

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Current service cost	40	45	44	40	44
Net interest cost on net benefit liability	11	12	8	11	12
Total defined benefit expense	51	57	52	51	56

Defined benefit balances recognised

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Benefit obligation as at end of year	1,938	2,953	1,883	2,877
Fair value of plan assets as at end of year	2,212	2,582	2,167	2,524
Net surplus/(deficit)	274	(371)	284	(353)
Defined benefit surplus included in other assets	289	64	289	64
Defined benefit deficit included in other liabilities	(15)	(435)	(5)	(417)
Net surplus/(deficit)	274	(371)	284	(353)

The average duration of the defined benefit obligation is 12 years (2021: 15 years).

Significant assumptions

	2022		2021
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	funds	funds	funds	funds
Discount rate	5.8%	4.3%-5.2%	3.1%	2.1%-2.2%
Salary increases	3.2%	3.0%-4.3%	3.2%	3.0%-5.2%
Inflation rate (pensioners received inflationary increase)	2.2%	2.0%-3.5%	2.2%	2.0%-3.6%
Life expectancy of a 60-year-old male	31.5	27.4-28.2	31.4	28.1-28.4
Life expectancy of a 60-year-old female	34.1	29.5-29.9	34.3	29.6-29.7

Sensitivity to changes in significant assumptions

The following table shows the impact of changes in assumptions on the defined benefit obligation for the WGP. No reasonably possible changes in the assumptions of the Group’s other defined benefit plans would have a material impact on the defined benefit obligation.

	Increase in obligation
$m	2022	2021
0.5% decrease in discount rate	121	235
0.5% increase in annual salary increases	2	12
0.5% increase in inflation rate (pensioners receive inflationary increase)	112	215
1 year increase in life expectancy	39	71

Note 33. Superannuation commitments (continued)

Asset allocation

The table below provides a breakdown of the schemes’ investments by asset class.

	2022		2021
	Australian	Overseas	Australian	Overseas
$m	funds	funds	funds	funds
Cash	5%	3%	5%	2%
Equity instruments	42%	8%	47%	7%
Debt instruments	29%	7%	25%	5%
Property	11%	1%	8%	2%
Other assets	13%	81%	15%	84%
Total	100%	100%	100%	100%

Equity and debt instruments are mainly quoted assets while property and other assets are mainly unquoted. Other assets include infrastructure funds and private equity funds.